CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 25,617	$ 43,893
Prepaid expenses and other current assets	3,099	2,960
Total current assets	28,716	46,853
Property and equipment, net	1,782	2,276
Right-of-use asset, operating leases	6,301	6,890
Restricted cash and restricted cash equivalents	5,647	5,647
Other noncurrent assets	4,611	108
Total assets	47,057	61,774
Current liabilities:
Accounts payable	3,468	1,435
Accrued expenses and other current liabilities	9,763	9,497
Venture debt, current portion	878	0
Convertible notes	0	32,402
Deferred revenue, current portion	0	14,531
Total current liabilities	14,109	57,865
Deferred revenue, net of current portion	0	11,318
Lease liability, net of current portion	6,248	6,786
Venture debt, net of current portion	4,581	5,072
Convertible notes	38,595	0
Other noncurrent liabilities	55,000	0
Total liabilities	118,533	81,041
Commitments and contingencies (Note 7)
Preferred Stock	111,445	111,445
Stockholders' deficit:
Common stock, $0.0001 par value; 225,000,000 and 141,900,000 shares authorized, 7,472,835 and 7,139,216 shares issued and outstanding at December 31, 2023 and 2022, respectively	1	1
Additional paid-in capital	4,159	2,625
Accumulated deficit	(187,081)	(133,338)
Total stockholders' deficit	(182,921)	(130,712)
Total liabilities, convertible preferred stock and stockholders' deficit	47,057	61,774
Series A convertible preferred stock [Member]
Current liabilities:
Preferred Stock	47,458	47,458
Series A-1 convertible preferred stock [Member]
Current liabilities:
Preferred Stock	4,132	4,132
Series B convertible preferred stock [Member]
Current liabilities:
Preferred Stock	$ 59,855	$ 59,855